TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON-CURRENT ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2018
Trade and other receivables [abstract]
Schedule of trade and other accounts receivable
	As of	As of
	December 31,	December 31,
	2018	2017
	ThUS$	ThUS$

Trade accounts receivable	1,077,561	1,175,796
Other accounts receivable	188,393	133,054
Total trade and other accounts receivable	1,265,954	1,308,850
Less: Allowance for impairment loss	(97,991)	(87,909)
Total net trade and accounts receivable	1,167,963	1,220,941
Less: non-current portion – accounts receivable	(5,381)	(6,891)
Trade and other accounts receivable, current	1,162,582	1,214,050

Schedule of matured accounts receivable and impaired

The maturity of the portfolio as of December 31, 2017 is as follows:

Up to date	1,040,671
Matured accounts receivable, but not impaired
Expired from 1 to 90 days	34,153
Expired from 91 to 180 days	10,141
More than 180 days overdue (*)	2,922
Total matured accounts receivable, but not impaired	47,216

Matured accounts receivable and impaired Judicial, pre-judicial collection and protested documents	43,175
Debtor under pre-judicial collection process and portfolio sensitization	44,734
Total matured accounts receivable and impaired	87,909
Total	1,175,796

(*) Value of this segment corresponds primarily to accounts receivable that were evaluated in their ability to recover, therefore not requiring a provision.

Schedule of expected credit losses

As of December 31, 2018, in order to determine the expected credit losses, the company groups accounts receivable for passenger and cargo transportation; depending on the characteristics of shared credit risk and maturity.

	Portfolio maturity
		from 1 to	from 91 to	from 181 to	more of
	Up to date	90 days	180 days	360 days	360 days	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Expected loss rate (1)	3%	5%	45%	65%	76%	9%
Gross book value (2)	888,930	91,387	11,085	15,078	71,081	1,077,561
Impairment loss provision	(23,933)	(5,014)	(4,983)	(9,864)	(54,197)	(97,991)

(1) Corresponds to the expected average rate.

(2) the gross book value represents the maximum growth risk value of trade accounts receivable.

Schedule of trade and other accounts receivable and non-current accounts receivable

Currency balances that make up the Trade and other accounts receivable and non-current accounts receivable are the following:

	As of	As of
	December 31,	December 31,
Currency	2018	2017
	ThUS$	ThUS$

Argentine Peso	82,893	49,958
Brazilian Real	511,174	635,894
Chilean Peso	118,546	90,302
Colombian peso	7,259	3,249
Euro	49,044	48,286
US Dollar	110,312	257,324
Other currency (*)	288,735	135,928
Total	1,167,963	1,220,941

(*) Other currencies
Australian Dollar	100,733	40,303
Chinese Yuan	5,106	37
Danish Krone	475	197
Pound Sterling	18,129	5,068
Indian Rupee	7,163	3,277
Japanese Yen	56,589	18,756
Norwegian Kroner	283	133
Swiss Franc	5,046	2,430
Korean Won	31,381	18,225
New Taiwanese Dollar	6,180	2,983
Other currencies	57,650	44,519
Total	288,735	135,928

Schedule of allowance for impairment loss of trade and other accounts receivables

The movements of the provision for impairment losses of the Trade Debtors and other accounts receivable are as follows:

		Adoption
	Opening	adjustment		(Increase)	Closing
	balance	IFRS 9 (*)	Write-offs	Decrease	balance
Periods	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
From January 1 to December 31, 2016	(60,072)	-	20,910	(37,892)	(77,054)
From January 1 to December 31, 2017	(77,054)	-	8,249	(19,104)	(87,909)
From January 1 to December 31, 2018	(87,909)	(10,524)	8,620	(8,178)	(97,991)

(*) Adjustment to the balance as of December 31, 2017 registered in retained earnings as of 01.01.2018 for the adoption of IFRS 9.

Schedule of accounts receivable categories

The maximum credit-risk exposure at the date of presentation of the information is the fair value of each one of the categories of accounts receivable indicated above.

	As of December 31, 2018			As of December 31, 2017
	Gross exposure	Gross	Exposure net	Gross exposure	Gross	Exposure net
	according to	impaired	of risk	according to	Impaired	of risk
	balance	exposure	concentrations	balance	exposure	concentrations
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Trade accounts receivable	1,077,561	(97,991)	979,570	1,175,796	(87,909)	1,087,887
Other accounts receivable	188,393	-	188,393	133,054	-	133,054